Taxation - Income taxes (Details) ¥ in Thousands, $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income taxes
Valuation allowance | ¥	¥ 220,052	¥ 275,633	¥ 258,835
Cayman Islands
Income taxes
Withholding tax | ¥	¥ 0
Philippines
Income taxes
Income tax rate (as a percent)	30.00%
Value Added Tax Rate	12.00%
Valuation allowance | $					$ 0	$ 0
Income tax holiday (in years)	P4Y
Philippines | Philippines Co II
Income taxes
Income tax rate (as a percent)	30.00%
Percentage of exemption from corporate income tax	100.00%
PRC
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
PRC | VIEs and VIES' subsidiaries
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
PRC | Beijing Dasheng Online Technology Co., Ltd.
Income taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%
First HK$2 million of profits | Hong Kong
Income taxes
Income tax rate (as a percent)	8.25%	8.25%
Profits earned by subsidiaries | $				$ 2.0
Remaining profits | Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%